SCHEDULE OF PREPAID EXPENSES, OTHER CURRENT ASSETS AND OTHER ASSETS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses Net Other Current Assets Net And Other Assets Net
Advances to construction and other vendors	¥ 271,572	¥ 296,049
Down payment made for real estate property and solar power plants purchase	69,811	298,391
Others	74,944	54,504
Subtotal	416,327	648,944
Less: allowance	(59,223)	(1,410)
Total prepaid expenses, net	357,104	647,534
Loan receivables	1,677	2,154
Consumption tax refund	93,481	32,073
Income tax receivable	103,798	80,991
Others	106,676	70,823
Subtotal	305,632	186,041
Less: allowance	(1,361)	(691)
Total other current assets, net	304,271	185,350
Leasehold and other deposits	138,504	199,937
Deferred consumption tax	174,967	142,296
Deferred income tax assets, net	669,854	327,992
Life insurance policies	132,466	91,726
Long-term loan receivables	13,783	16,636
Down payment made for business combination	89,886
Asset retirement costs	19,702	26,683
Others	87,095	45,636
Subtotal	1,326,257	850,906
Less: allowance	(2,230)	(2,230)
Total other assets, net	¥ 1,324,027	¥ 848,676